SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

10 — SUBSEQUENT EVENTS

As described in note 9, the Group Management’s application for amnesty for the additional import tax charges and fine related e-bikes was approved by the Customs Authority on August 4, 2023. According to the decision of Customs Authority, a fine amounting to US$ 78,991 was included in the scope of amnesty. US$ 173,812 additional import tax charge have been paid to Customs Authority on August 29, 2023.

On July 10, 2023, Galata Acquisition Corp, an exempted company incorporated with limited liability under the laws of the Cayman Islands (“New Marti”), consummated the previously announced business combination pursuant to the business combination agreement, dated as of July 29, 2022, by and among New Marti, Galata Merger Sub Inc., a Delaware corporation and direct, wholly owned subsidiary of Merger Sub and the Company.

The business combination agreement provided that the parties thereto would enter into a business combination transaction pursuant to which, among other things, Merger Sub merged with and into The Company with The Company surviving the Merger as a wholly owned subsidiary of New Marti, and as a result of the merger, as of the end of the day immediately preceding the Closing date of July 10, 2023, New Marti became a U.S. corporation for U.S. federal income tax purposes in a transaction that qualifies as a “reorganization”.

The business combination was consummated on July 10, 2023. The transaction was unanimously approved by the Company’s board of directors and was approved at the special meeting of New Marti’s shareholders held on July 6, 2023. As a result of the Business Combination, The Company became a wholly owned subsidiary of New Marti. The Company was subsequently renamed Marti Technologies I Inc. and New Marti was subsequently named Martı Technologies, Inc. On July 11, 2023, the Class A Ordinary Shares and Warrants commenced trading on the NYSE American Stock Exchange, or “NYSE American”, under the symbols “MRT” and “MRTW,” respectively.

Pre-funded notes which were classified under long-term financial liabilities account as of June 30, 2023 amounting to US$ 17,000,000 became convertible notes as of the closing date. In addition to that, the Group had net proceeds of US$ 35,500,000 from private investment in public equity (“PIPE”) financing as convertible notes at the closing date.

According to “A Law on the Establishment of an Additional Motor Vehicle Tax to Compensate for the Economic Losses Caused by the Earthquakes Occurred” published in the Official Gazette on July 15, 2023, increased the corporate tax from 20% to 25%. The new rate is effective as of July 2023 payment period. The Group continues to assess the potential impact of the law on its consolidated financial statements as of the date of publication of these interim condensed consolidated financial statements.

23 — SUBSEQUENT EVENTS

As explained under Note 21 commitments and contingencies, the Group management has amended its import tax filing for the years 2021 and 2022. The Customs Authority issued a decision as of January 5, 2023 charging a penalty of US$ 3,342,549 upon voluntary disclosure, however the Tax amnesty law no 7440 has been published on March 12, 2023 in Turkey which gives taxpayers the opportunity to settle their tax disputes pending before the courts at any stage of proceedings. The Group applied to the customs office for the tax amnesty for the aforementioned penalty decisions on March 28, 2023. Pursuant to the Law numbered 7440 and Group’s application dated March 28, 2023, the additional fine of US$ 3,342,549 was included in the scope of amnesty by the customs authority therefore it will not be subject to any payment.